Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0000919160
Document Creation Date	Apr. 30, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	GUINNESS ATKINSON FUNDS
Document Effective Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Prospectus:
Trading Symbol	GAAEX
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Prospectus:
Trading Symbol	IASMX
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Prospectus:
Trading Symbol	ICHKX
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Prospectus:
Trading Symbol	GAGEX
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus:
Trading Symbol	IWIRX
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus:
Trading Symbol	GINNX
SmartETFs Asia Pacific Dividend Builder ETF | SmartETFs Asia Pacific Dividend Builder ETF
Prospectus:
Trading Symbol	ADIV
SmartETFs Dividend Builder ETF | SmartETFs Dividend Builder ETF
Prospectus:
Trading Symbol	DIVS
SmartETFs Smart Transportation & Technology ETF | SmartETFs Smart Transportation & Technology ETF
Prospectus:
Trading Symbol	MOTO
SmartETFs Sustainable Energy II ETF | SmartETFs Sustainable Energy II ETF
Prospectus:
Trading Symbol	SOLR